Acquisition of Zyga Technology, Inc	12 Months Ended
Dec. 31, 2019
Zyga Technology Inc [Member]
Acquisition
8. Acquisition of Zyga Technology, Inc.
On January 4, 2018, the Company acquired Zyga Technology, Inc. (“Zyga”), a spine-focused medical device company that develops and produces innovative minimally invasive devices to treat underserved conditions of the lumbar spine. Zyga’s primary product is the SImmetry
®
Sacroiliac Joint Fusion System. Under the terms of the merger agreement dated January 4, 2018, the Company acquired Zyga for $21,000 in consideration paid at closing (consisting of borrowings of $18,000 on the Company’s revolving credit facility and $3,000 cash on hand), $1,000 contingent upon the successful achievement of a clinical milestone, and a revenue based earnout consideration of up to $35,000. Based on a probability weighted model, the Company estimates a contingent liability related to the clinical milestone and revenue based earnout of $4,986. Acquisition related costs were approximately $1,430, of which approximately $630 was incurred in 2017 and $800 was incurred for the three months ended March 31, 2018 and is reflected separately in the accompanying Consolidated Statements of Comprehensive (Loss) Gain. As of December 31, 2019, there was a $3,856 reduction in the contingent liability estimate of the Zyga acquisition revenue earnout, as the probability weighted model has been updated based on the current updated forecast for the performance of the Zyga product portfolio.
The Company has accounted for the acquisition of Zyga under ASC 805. Zyga’s results of operations are included in the consolidated financial statements beginning after January 4, 2018, the acquisition date.
The purchase price was financed as follows:

Cash proceeds from revolving credit facility	$18,000
Cash from RTI Surgical	3,000

Total purchase price	$21,000

In the fourth quarter of 2018, the Company completed its valuation of the purchase price allocation. The table below represents the final allocation of the total consideration to Zyga’s tangible and intangible assets and liabilities fair values as of January 4, 2018. Including acquisition contingencies, the total consideration for the Zyga acquisition was $25,986.

Inventories	$1,099
Accounts receivable	573
Other current assets	53
Property, plant and equipment	151
Other assets	26
Deferred tax assets	4,715
Current liabilities	(947)
Acquisition contingencies	(4,986)

Net tangible assets acquired	684
Other intangible assets	6,760
Goodwill	13,556

Total net assets acquired	$21,000

Total net assets acquired

as of January 4, 2018, are all part of the Company’s only operating segment and reporting unit. Fair values are based on management’s estimates and assumptions including variations of the income approach, the cost approach and the market approach. Other intangible assets include patents of $
6,500
with a useful life of
13
years, trademarks of $
80
with a useful life of
1
year and selling and marketing relationships of $
180
with a useful life of
7
years.
The Company believes that the acquisition of Zyga has offered and continues to offer the potential for substantial strategic and financial benefits. The transaction further advances our strategic transformation focused on reducing complexity, driving operational excellence and accelerating growth. The Company believes the acquisition will enhance stockholder value through, among other things, enabling the Company to capitalize on the following strategic advantages and opportunities:

•	Zyga’s innovative minimally invasive treatment should accentuate our spine portfolio and opens significant opportunities to accelerate our Spine-focused expansion strategy.

•	Zyga should leverage the core competencies of our Spine franchise by pursuing niche differentiated products, to gain scale and customer retention and support portfolio pull-through.
These potential benefits resulted in the Company paying a premium for Zyga resulting in the recognition of $13,556 of goodwill assigned to the Company’s only operating segment and reporting unit. For tax purposes, none of the goodwill is deductible.
The following unaudited pro forma information shows the results of the Zyga’s operations as though the acquisition had occurred as of the beginning of the prior comparable period, January 1, 2018.

For the Year Ended December 31, 2018
Revenues	$4,809
Net loss	(2,640)
The pro forma results have been prepared for comparative purposes only and are not necessarily indicative of the actual results of operations had the acquisition taken place as of the beginning of the periods presented, or the results that may occur in the future.